REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of Deposit Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deposit Contracts, Assets [Abstract]
Net contract asset at beginning of period	$ 10,102	$ 1,958
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(10,102)	(1,958)
Cash (received)/paid, excluding amounts recognized in the income statement	3,938	10,102
Net contract asset at end of period	3,938	10,102
Deposit Contracts, Liabilities [Abstract]
Net contract liability at beginning of period	1,585	115
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	1,585	115
Cash (received)/paid, excluding amounts recognized in the income statement	(5,320)	(1,585)
Net contract liability at end of period	5,320	1,585
Net Balances of Contract Assets and Liabilities [Abstract]
Net balance at the beginning of period	8,517	1,843
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(8,517)	(1,843)
Cash (received)/paid, excluding amounts recognized in the income statement	(1,382)	8,517
Net balance at the end of period	$ (1,382)	$ 8,517